Appendix 6 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Portfolio in Default and in Legal Collection Process of Notes Receivable (Detail) - Notes Receivable2 [Member]
$ in Thousands
	12 Months Ended
	Dec. 31, 2017 CLP ($) Customer	Dec. 31, 2016 CLP ($) Customer
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | Customer	4,646	5,557
Amount | $	$ 6,301,230	$ 7,312,781
Notes receivable in default [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | Customer	1,902	1,949
Amount | $	$ 259,560	$ 262,912
Notes receivable in legal collection process [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | Customer	2,744	3,608
Amount | $	$ 6,041,670	$ 7,049,869